Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
a.	Income (loss) before income taxes:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Israel (domestic)	$(225)	$(456)	$(767)
Outside Israel (foreign)	1,448	(828)	143

	$1,223	$(1,284)	$(624)

Schedule of the Provision for Income Taxes
b.	Income taxes:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Israel (domestic)	$206	$721	$(402)
Outside Israel (foreign)	(386)	(45)	395

	$(180)	$676	$(7)

Current
Israel (domestic)	$154	$656	$36
Outside Israel (foreign)	482	438	297
Deferred
Israel (domestic)	52	66	(438)
Outside Israel (foreign)	(868)	(484)	98

	$(180)	$676	$(7)

Accumulated Other Comprehensive Income/(Loss) (Net of Tax)

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU
2023-09:

	Year ended December 31,
	2025
	(U.S. $ in millions)	Percentage
Israel statutory tax rate for income taxes	$281	23%
Foreign tax effects
Canada
Change in valuation allowance	42	3.4%
Other	(11)	(0.9%)
Germany
Statutory tax rate difference	48	4%
State and local income taxes*	(77)	(6.3%)
Other	(1)	(0.1%)
Ireland
Change in valuation allowance	40	3.3%
Other	(4)	(0.3%)
Malta
Statutory tax rate difference	34	2.8%
Reduced rate due to imputation system	(89)	(7.3%)
Other	6	0.5%
Mexico	17	1.4%
Netherlands
Non-deductible interest	41	3.4%
Change in valuation allowance	138	11.3%
Other	(1)	(0.1%)
Switzerland
Statutory tax rate difference	(162)	(13.2%)
Exchange rate movements	(37)	(3.0%)
Change in valuation allowance	(33)	(2.7%)
Other	4	0.4%
United Kingdom	15	1.2%
United States
Change in valuation allowance	(668)	(54.6%)
R&D tax credit	(24)	(2.0%)
Base Erosion and Anti-Abuse Tax (BEAT)	25	2.0%
Non-deductible items	19	1.6%
Other	(7)	(0.6%)
Other countries	39	3.3%
Changes in unrecognized tax benefits	(60)	(4.9%)
Changes in valuation allowances	187	15.3%
Indexation of income tax payable to tax authorities	48	4.0%
Other adjustments	6	0.5%

Total Effective Tax Rate	$(180)	(14.8%)

*	State taxes in Ulm in 2025 made up the majority (greater than 50%) of the tax effect in this category.

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2024 and 2023 prior the adoption of ASU
2023-09:

	Year ended December 31,
	2024	2023
	(U.S. $ in millions)
Income (loss) before income taxes	$(1,284)	$(624)
Statutory tax rate in Israel	23%	23%

Theoretical provision for income taxes	$(295)	$(144)
Increase (decrease) in the provision for income taxes due to:
Tax benefits arising from net deferred taxes, resulting from intellectual property related integration plans, including carryforward losses	(87)	(272)
The Parent Company and its Israeli subsidiaries - Settlement with the Israeli tax authorities	514	—
Increase (decrease) in other uncertain tax positions - net	171	—
Tax benefits arising from reduced tax rates under benefit programs	—	14
Mainly nondeductible items and prior year tax	16
Non-Israeli subsidiaries
Impairments that did not have a corresponding tax effect, non-deductible interest and other items	463	372
Adjustments to valuation allowances on deferred tax assets (*)	(105)	—
Increase (decrease) in other uncertain tax positions - net	(1)	23

Effective consolidated income taxes	$676	$(7)

*	Mainly related to deduction of interest expenses in the United States.

Schedule of Deferred Income Taxes
c.	Deferred income taxes:

	December 31,
	2025	2024
	(U.S. $ in millions)
Deferred tax assets (liabilities), net:
Inventory related	$77	$88
Sales reserves and allowances	57	55
Provision for legal settlements	650	667
Intangible assets	(79)	170
Carryforward losses and deductions and credits (*)	1,789	1,557
Property, plant and equipment	(49)	(157)
Deferred interest	964	789
Provisions for employee related obligations	117	95
Other	712	69

	4,238	3,333
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized	(2,342)	(2,017)

	$1,895	$1,316

(*)	The amounts are shown after reduction for unrecognized tax benefits of $445 million and $ 163 million as of December 31, 2025 and 2024, respectively.
The
 amount as of December 31, 2025 represents the tax effect of gross carryforward losses and deductions with the following expirations:
2026
-
2027
— $
59 million;
2028
-
2035
— $
552 million;
2036
and thereafter—$
453 million. The remaining balance—$
1,170
million—can be utilized with no expiration date.

Schedule of Deferred Tax Assets and Liabilities By Report Caption
The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2025	2024
	(U.S. $ in millions)
Long-term assets—deferred income taxes	2,191	1,799
Long-term liabilities—deferred income taxes	(296)	(483)

	$1,895	$1,316

Schedule of Unrecognized Tax Benefits

d.	Uncertain tax positions:
The following table summarizes the activity of Teva’s gross unrecognized tax benefits:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Balance at the beginning of the year	$449	$651	$638
Increase (decrease) related to prior year tax positions, net	125	109	(1)
Increase related to current year tax positions	8	53	15
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(8)	(395)	(15)
Other	23	29	14

Balance at the end of the year	$596	$449	$651

Schedule of Cash Income Taxes Paid (net of refunds)
e.	Cash Income Taxes Paid (net of refunds):

Year ended December 31,
2025
(U.S. $ in millions)
Israel	$155
Foreign
Croatia	30
Poland	35
Spain	59
United Kingdom	42
Other	237

$558